Other investments	12 Months Ended
Dec. 31, 2011
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,542	3,954

Non-marketable equity securities [1]	7,879	10,157

Real estate held for investment	783	476

Life finance instruments [2]	2,022	1,895

Total other investments	13,226	16,482

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Broker and Dealers. Non-marketable equity securities include investments in entities that regularly calculate net asset value (NAV) per share or its equivalent.

> Refer to “Note 33 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2011, an impairment of CHF 3 million was recorded. No impairments were recorded in 2010 and 2009.

The accumulated depreciation related to real estate held for investment amounted to CHF 327 million, CHF 321 million and CHF 375 million for 2011, 2010 and 2009, respectively.

Bank
Other investments

end of	2011	2010

Other investments (CHF million)

Equity method investments	2,508	3,909

Non-marketable equity securities [1]	7,618	9,831

Real estate held for investment	731	420

Life finance instruments [2]	2,022	1,895

Total other investments	12,879	16,055

1 Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee. 2 Includes life settlement contracts at investment method and SPIA contracts.

Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 32 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.

The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing new cost bases. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. In 2011, an impairment of CHF 3 million was recorded. No impairments were recorded in 2010 and 2009.

Accumulated depreciation related to real estate held for investment amounted to CHF 278 million, CHF 273 million and CHF 326 million for 2011, 2010 and 2009, respectively.
> Refer to “Note 17 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.